UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number      811-7850
                                                  -----------------------

                            The Armada Advantage Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6993
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.



THE ARMADA ADVANTAGE FUND

ARMADA ADVANTAGE
EQUITY GROWTH FUND

ARMADA ADVANTAGE
INTERNATIONAL EQUITY FUND

ARMADA ADVANTAGE
MID CAP GROWTH FUND


FINANCIAL STATEMENTS
   Financial Highlights ..................................................  1
   Statements of Net Assets ..............................................  2
   Statements of Operations ..............................................  9
   Statements of Changes in Net Assets ................................... 10
   Notes to Financial Statements ......................................... 11


--------------------------------------------------------------------------------
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO THE ARMADA ADVANTAGE FUND, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE ARMADA ADVANTAGE FUND IS DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. FOR MORE COMPLETE INFORMATION ABOUT THE ARMADA ADVANTAGE FUND, INCLUDING CHARGES, EXPENSES, AND PERFORMANCE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

                               (LOGO)
                            ARMADA(R)
                            ADVANTAGE
                    [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
THE ARMADA ADVANTAGE FUND
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED), AND YEARS ENDED DECEMBER 31,



        NET ASSET                     REALIZED AND                       DISTRIBUTIONS   NET ASSETS
          VALUE,                       UNREALIZED     DIVIDENDS FROM       FROM NET        VALUE,
        BEGINNING   NET INVESTMENT   GAINS (LOSSES)   NET INVESTMENT   REALIZED CAPITAL     END                      NET ASSETS END
        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS       INCOME             GAINS       OF PERIOD   TOTAL RETURN+   OF PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
 EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 6.55        $ 0.00 1        $ 0.51            $(0.00)           $(0.00)        $ 7.06        7.79%          $ 4,548
2002        9.11         (0.01) 1        (2.55)            (0.00)            (0.00)          6.55      (28.06)            4,083
2001       10.84          0.00 1         (1.73)            (0.00)            (0.00)          9.11      (15.94)            5,570
2000       11.40          0.00           (0.56)            (0.00)            (0.00)         10.84       (4.91)            5,970
1999 2     10.00          0.00            1.40             (0.00)            (0.00)         11.40        14.00            5,700
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 6.20        $ 0.03 1        $ 0.46            $(0.00)           $(0.00)        $ 6.69        7.90%          $ 8,653
2002        7.58          0.01 1         (1.39)            (0.00)            (0.00)          6.20      (18.10)            8,262
2001       12.05         (0.03) 1        (3.19)            (0.00)            (1.25)          7.58      (25.59)           11,404
2000       20.51         (0.18) 1        (3.22)            (0.00)            (5.06)         12.05      (18.27)           16,253
1999       13.83         (0.10) 1         7.54             (0.00)            (0.76)         20.51       55.70            20,584
1998       12.44         (0.10)           1.55             (0.00)            (0.06)         13.83       11.61            18,371
------------------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
2003*     $ 2.83        $(0.02) 1       $ 0.41            $(0.00)           $(0.00)        $ 3.22       13.78%          $ 6,591
2002        4.13         (0.04) 1        (1.26)            (0.00)            (0.00)          2.83      (31.48)            6,487
2001       13.63         (0.07) 1        (4.00)            (0.00)            (5.43)          4.13      (19.72)           11,944
2000       21.27         (0.19) 1        (0.29)            (0.00)            (7.16)         13.63       (8.86)           17,882
1999       15.70         (0.41)           7.08             (0.00)            (1.10)         21.27       44.36            22,967
1998       14.23         (0.16)           1.63             (0.00)            (0.00)         15.70       10.33            29,066

                                                             RATIO OF NET
                          RATIO OF NET        RATIO OF        INVESTMENT
           RATIO OF        INVESTMENT       EXPENSES TO      INCOME (LOSS)
         EXPENSES TO    INCOME (LOSS) TO    AVERAGE NET     TO AVERAGE NET   PORTFOLIO
         AVERAGE NET       AVERAGE NET    ASSETS (BEFORE    ASSETS (BEFORE   TURNOVER
            ASSETS           ASSETS        FEE WAIVERS)      FEE WAIVERS)      RATE
---------------------------------------------------------------------------------------
 EQUITY GROWTH FUND
---------------------------------------------------------------------------------------
2003*       1.23%            (0.02)%           1.98%             (0.77)%        23%
2002        1.30             (0.15)            2.05              (0.90)         60
2001        0.94              0.05             1.69              (0.70)         36
2000        0.92              0.02             1.67              (0.73)         28
1999 2      1.00             (0.09)            1.75              (0.84)         26
---------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------
2003*       2.76%             0.91%            3.26%              0.41%         25%
2002        2.22              0.16             2.72              (0.34)         78
2001        2.28             (0.34)            2.78              (0.84)        131
2000        2.30             (1.08)            2.56              (1.34)        137
1999        2.01             (0.69)            2.01              (0.69)        115
1998        2.05             (0.66)            2.11              (0.72)         73
---------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
---------------------------------------------------------------------------------------
2003*       1.67%            (1.32)%           2.17%             (1.82)%        57%
2002        1.58             (1.23)            2.08              (1.73)         59
2001        1.35             (0.88)            1.85              (1.38)         89
2000        1.51             (0.91)            1.61              (1.01)        191
1999        1.59             (1.09)            1.59              (1.09)        139
1998        1.51             (0.98)            1.57              (1.04)         71

* FOR THE SIX MONTHS ENDED JUNE 30, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 EQUITY GROWTH FUND COMMENCED OPERATIONS ON SEPTEMBER 13, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                     JUNE 30, 2003 (UNAUDITED) 1

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

EQUITY GROWTH FUND

--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
BASIC MATERIALS -- 1.5%
  Praxair                                                    1,150       $   69
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.5%
  First Data#                                                1,500           62
  Sungard Data Systems*                                      1,950           51
                                                                         ------
                                                                            113
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 9.2%
  Autozone*#                                                   550           42
  Home Depot#                                                1,500           50
  Johnson Controls                                             500           43
  Kohl's*#                                                   1,050           54
  Lowe's#                                                    1,250           54
  Staples*                                                   2,250           41
  TJX                                                        3,050           57
  Wal-Mart Stores                                            1,400           75
                                                                         ------
                                                                            416
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 8.9%
  Accenture*                                                 3,300           60
  Anheuser-Busch#                                              850           43
  Colgate-Palmolive                                            750           43
  Estee Lauder, Cl A*                                        1,400           47
  Newell Rubbermaid#                                         2,050           57
  PepsiCo                                                    1,600           71
  Procter & Gamble                                             925           83
                                                                         ------
                                                                            404
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 8.3%
  Fox Entertainment Group, Cl A*                             2,150           62
  Hilton Hotels                                              4,000           51
  Marriott, Cl A#                                            1,250           48
  New York Times, Cl A                                       1,400           64
  Viacom, Cl B                                               2,000           87
  Yum! Brands*                                               2,150           64
                                                                         ------
                                                                            376
--------------------------------------------------------------------------------
ENERGY -- 6.2%
  Apache                                                       955           62
  Baker Hughes#                                              1,800           60
  Exxon Mobil                                                1,300           47
  GlobalSantaFe                                              2,550           60
  Noble*                                                     1,500           51
                                                                         ------
                                                                            280
--------------------------------------------------------------------------------
FINANCIALS -- 20.9%
  ACE                                                        1,500           51
  Allstate                                                   1,250           45
  American International Group                               1,375           76
  Bank of America                                            1,000           79
  Bank of New York                                           1,500           43
  Citigroup                                                  2,383          102
  Fifth Third Bancorp                                          850           49
  Freddie Mac                                                1,400           71
  Goldman Sachs Group#                                         950           80


--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
FINANCIALS -- CONTINUED
  Marsh & McLennan                                           1,300       $   66
  Merrill Lynch                                              1,600           75
  State Street                                               1,700           67
  US Bancorp                                                 3,200           78
  Wells Fargo                                                1,400           70
                                                                         ------
                                                                            952
--------------------------------------------------------------------------------
HEALTHCARE -- 17.3%
  Abbott Laboratories                                        1,550           68
  AmerisourceBergen#                                           900           62
  Amgen*                                                     1,300           86
  Becton Dickinson                                           1,200           47
  Johnson & Johnson                                          2,050          106
  Medtronic                                                  1,000           48
  Merck                                                        850           52
  Pfizer                                                     5,806          198
  Stryker*                                                     850           59
  Wellpoint Health Networks*                                   750           63
                                                                         ------
                                                                            789
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.7%
  3M                                                           600           78
  General Electric                                           1,650           47
                                                                         ------
                                                                            125
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.7%
  Cisco Systems*                                             3,850           64
  Dell Computer*                                             2,600           83
  Intel                                                      4,600           96
  Intuit*                                                    1,400           62
  Lexmark*                                                     650           46
  Lockheed Martin                                            1,600           76
  Microsoft                                                  5,000          128
  Oracle*                                                    4,300           52
  Qualcomm#                                                  1,550           56
  Texas Instruments                                          2,850           50
                                                                         ------
                                                                            713
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
  Verizon Communications                                     1,454           57
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.1%
  FedEx#                                                       700           44
  Southwest Airlines#                                        3,100           53
                                                                         ------
                                                                             97
--------------------------------------------------------------------------------
Total Common Stock (Cost $4,455)                                          4,391
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.8%
  Armada Money Market Fund, Class I+                       174,072          174
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $174)                           174
--------------------------------------------------------------------------------
Total Investments -- 100.4% (Cost $4,629)                                 4,565
--------------------------------------------------------------------------------


2  JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

EQUITY GROWTH FUND

--------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
--------------------------------------------------------------------------------
Short Term Investments Held as Collateral
  For Loaned Securities -- 17.3% (Cost $789)++                           $  789
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (17.7)%
Payable For Collateral For Loaned Securites                                (789)
Other Assets & Liabilities                                                  (17)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                     (806)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                               $4,548
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                          $6,426
Accumulated net investment loss                                              (1)
Accumulated net realized loss on investments                             (1,813)
Net unrealized depreciation on investments                                  (64)
--------------------------------------------------------------------------------
Total Net Assets                                                         $4,548
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share
  (based on 644,666 outstanding shares of beneficial interest)            $7.06
--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

                                                    JUNE 30, 2003 (UNAUDITED)  3

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 91.8%
AUSTRALIA -- 1.2%
  John Fairfax Holdings                                     32,122      $    62
  Origin Energy                                             16,500           45
                                                                        -------
                                                                            107
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
  Brilliance China Automotive Holdings                     100,000           28
  Interbrew                                                  1,080           24
  Umicore#                                                     972           51
                                                                        -------
                                                                            103
--------------------------------------------------------------------------------
CANADA -- 1.1%
  Canadian Natural Resources                                 1,000           39
  Research In Motion*                                          500           11
  Talisman Energy                                              930           43
                                                                        -------
                                                                             93
--------------------------------------------------------------------------------
CHINA -- 0.6%
  Huaneng Power                                             45,019           51
--------------------------------------------------------------------------------
DENMARK -- 0.4%
  Novo-Nordisk A/S, Cl B                                     1,108           39
--------------------------------------------------------------------------------
FINLAND -- 1.4%
  Nokia Oyj, ADR                                             5,550           91
  Sampo Oyj, Cl A#                                           3,900           29
                                                                        -------
                                                                            120
--------------------------------------------------------------------------------
FRANCE -- 7.1%
  Aventis, ADR                                               2,108          115
  Axa                                                        2,866           45
  Bouygues                                                   1,570           43
  Carrefour                                                  1,350           66
  L'Oreal#                                                     600           42
  Societe Generale, Cl A                                       500           32
  Suez                                                         900           14
  TotalFinaElf#                                                975          148
  TotalFinaElf, ADR                                            450           34
  Vinci#                                                     1,100           74
                                                                        -------
                                                                            613
--------------------------------------------------------------------------------
GERMANY -- 7.7%
  Allianz                                                      520           43
  BASF#                                                      1,130           48
  Bayerische Motoren Werke                                   1,250           48
  Deutsche Bank#                                             1,470           95
  Deutsche Telekom#                                          4,900           75
  E.ON                                                       1,400           72
  Henkel KGaA                                                  698           43
  Infineon Technologies, ADR                                 1,759           17
  SAP, ADR                                                   1,040           31
  Sasol Ltd., ADR                                              500            6
  Schering                                                     775           38
  SGL Carbon*                                                1,394           21
  Siemens#                                                   1,550           76


--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
  GERMANY -- CONTINUED
  T-Online*                                                  3,900      $    40
  Volkswagen#                                                  400           17
                                                                        -------
                                                                            670
--------------------------------------------------------------------------------
GREECE -- 0.5%
  Hellenic Telecom                                           3,520           42
--------------------------------------------------------------------------------
HONG KONG -- 1.1%
  CLP Holdings                                              14,200           62
  Hong Kong Exchanges & Clearing                            24,500           35
                                                                        -------
                                                                             97
--------------------------------------------------------------------------------
IRELAND -- 1.2%
  Allied Irish Banks                                         2,600           39
  Bank of Ireland                                            5,071           61
                                                                        -------
                                                                            100
--------------------------------------------------------------------------------
ITALY -- 5.1%
  Alleanza Assicurazioni                                     3,700           35
  Banca Popolare di Milano*                                 14,900           65
  ENI-Ente Nazionale Idrocarburi#                            4,650           70
  Mediolanum#                                                5,000           28
  Riunione Adriatica di Sicurta                              3,600           55
  Saipem                                                     4,808           36
  Telecom Italia                                            11,537          105
  TIM                                                        9,000           44
                                                                        -------
                                                                            438
--------------------------------------------------------------------------------
JAPAN -- 15.2%
  Ajinomoto                                                  2,100           20
  Canon                                                      3,673          169
  Denso                                                      3,000           48
  EISai                                                      1,200           25
  FamilyMart                                                 1,200           21
  First Secom                                                  850           25
  Fuji Photo Film                                              800           23
  Honda Motor                                                1,400           53
  Kaneka                                                     4,700           29
  Keyence                                                      350           64
  Matsushita Electric Industrial                             4,500           45
  Mitsubishi Heavy Industries                               12,400           32
  Mitsumi Electric                                           2,000           21
  Nikon                                                      4,700           39
  Nippon Yusen Kabushiki Kaisha                              6,300           25
  Nissin Food Products                                       1,300           27
  NTT Docomo                                                    66          143
  Osaka Gas                                                 18,000           44
  Seven - Eleven Japan                                         900           22
  Sharp                                                      3,640           47
  Shin-Etsu Chemical                                         1,750           60
  Shiseido                                                   1,672           16
  SMC                                                          517           44
  Takeda Chemical Industries                                 2,380           88
  Toyo Ink Manufacturing#                                    6,675           18


4  JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
  Toyota Motor                                               3,530      $    91
  UFJ Holdings                                                  31           45
  Yahoo Japan*#                                                  2           32
                                                                        -------
                                                                          1,316
--------------------------------------------------------------------------------
MEXICO -- 1.9%
  Cemex S.A. de CV, ADR                                      1,990           44
  Fomento Economico Mexicano, ADR                            1,042           43
  Grupo Televisia, ADR                                       1,400           48
  Telefonos de Mexico, ADR                                   1,000           32
                                                                        -------
                                                                            167
--------------------------------------------------------------------------------
NETHERLANDS -- 5.3%
  ABN AMRO Holdings                                          1,800           34
  Aegon NV*#                                                 5,832           58
  Heineken                                                   1,080           38
  Hunter Douglas                                               560           19
  IHC Caland                                                   420           22
  ING Group, ADR                                             3,806           66
  Reed Elsevier                                              2,000           24
  Royal Dutch Petroleum, ADR                                 3,000          140
  Unilever, ADR                                              1,060           57
                                                                        -------
                                                                            458
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.6%
  Telecom Corp of New Zealand                               16,450           51
--------------------------------------------------------------------------------
NORWAY -- 1.3%
  Norsk Hydro                                                1,024           50
  Telenor                                                   14,900           62
                                                                        -------
                                                                            112
--------------------------------------------------------------------------------
PORTUGAL -- 0.5%
  Portugal Telecom                                           5,430           39
--------------------------------------------------------------------------------
SINGAPORE -- 1.4%
  Capitaland                                                35,500           25
  DBS Group Holdings                                         6,500           38
  Singapore Airlines                                        10,400           61
                                                                        -------
                                                                            124
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.7%
  POSCO, ADR                                                 3,182           83
  Samsung Electronics, GDR                                     410           61
                                                                        -------
                                                                            144
--------------------------------------------------------------------------------
SPAIN -- 3.3%
  Acerinox                                                     900           34
  Banco Bilbao Vizcaya Argentaria                            3,455           36
  Gas Natural                                                1,500           30
  Sociedad General de Aguas de Barcelona                     5,900           81
  Telefonica                                                 9,129          106
                                                                        -------
                                                                            287
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
SWEDEN -- 1.1%
  Atlas Copco, Cl A                                          1,000      $    25
  Nordea                                                     9,400           45
  Sandvik                                                    1,046           28
                                                                        -------
                                                                             98
--------------------------------------------------------------------------------
SWITZERLAND -- 6.7%
  Nestle                                                       652          135
  Novartis                                                   2,930          116
  Roche Holding                                              1,520          119
  STMicroelectronics                                           958           20
  Swatch Group, Cl B                                           300           27
  Swisscom                                                     215           61
  UBS*                                                       1,831          102
                                                                        -------
                                                                            580
--------------------------------------------------------------------------------
UNITED KINGDOM -- 24.2%
  Amvescap                                                   5,500           38
  AstraZeneca, ADR                                           1,689           69
  Aviva PLC                                                  5,250           36
  Barclays                                                   9,776           73
  BG Group                                                   7,500           33
  BHP Billiton                                              13,768           72
  BOC Group                                                  3,000           39
  BP                                                        39,769          276
  BP, ADR                                                    2,034           85
  British Sky Broadcasting*                                  1,941           22
  Cadbury Schweppes                                          3,000           18
  Capita Group                                               9,312           35
  Centrica                                                  17,900           52
  Compass Group                                              4,300           23
  Diageo                                                     1,818           19
  Gallaher Group                                             5,050           50
  GlaxoSmithKline, ADR                                       4,500          182
  HBOS                                                       6,000           78
  Hilton Group                                              17,541           53
  HSBC Holdings*                                            16,263          193
  Kingfisher                                                17,700           81
  Land Securities Group                                      2,100           27
  Lloyds TSB Group                                           8,400           60
  National Grid Transco                                      3,300           22
  Royal Bank of Scotland Group                               4,469          125
  Shell Transport & Trading                                 11,300           75
  Tesco                                                     21,900           79
  Vodafone Group                                            87,605          171
  Vodafone Group PLC, ADR                                      450            9
                                                                        -------
                                                                          2,095
--------------------------------------------------------------------------------
Total Foreign Common Stock (Cost $7,468)                                  7,944
--------------------------------------------------------------------------------


                                                    JUNE 30, 2003 (UNAUDITED)  5

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                         NUMBER OF       VALUE
                                                      SHARES/PAR (000)   (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.7%
BRAZIL -- 1.7%
  Federal Republic of Brazil
  11.000%, 08/17/40                                         $164        $   150
--------------------------------------------------------------------------------
Total Foreign Bonds (Cost $116)                                             150
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 7.5%
  Armada Money Market Fund, Class I+                     646,217            646
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $646)                           646
--------------------------------------------------------------------------------
Total Investments -- 101.0% (Cost $8,230)                                 8,740
--------------------------------------------------------------------------------
Short-Term Investments Held As Collateral
  For Loaned Securities -- 9.1% (Cost $789)++                               789
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (10.1)%
  Investment Advisory Fees Payable                                           (5)
  Custody Fees Payable                                                      (28)
  Payable For Collateral for Loaned Securities                             (789)
  Other Assets & Liabilities                                                (54)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                     (876)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $ 8,653
--------------------------------------------------------------------------------
NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                            $12,106
  Undistributed net investment income                                        17
  Accumulated net realized loss on investments
   and futures                                                           (3,972)
  Net unrealized appreciation on investments
   and futures                                                              501
  Net unrealized appreciation on foreign
   currency and translation of other assets
   and liabilities in foreign currency                                        1
--------------------------------------------------------------------------------
Total Net Assets                                                        $ 8,653
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share (based on 1,293,039
  outstanding shares of beneficial interest)                              $6.69
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.
ADR-- AMERICAN DEPOSITORY RECEIPT
CL-- CLASS
GDR-- GLOBAL DEPOSITORY RECEIPT


At June 30, 2003, sector diversification of the Fund was as follows:

                                                          % OF NET       VALUE
SECTOR DIVERSIFICATION                                     ASSETS        (000)
----------------------                                    --------      -------
FOREIGN COMMON STOCK
  Basic Materials                                            5.0%        $  433
  Commercial Services                                        3.8%           326
  Consumer Cyclicals                                         8.2%           712
  Consumer Non-Cyclicals                                     6.2%           540
  Consumer Services                                          1.7%           147
  Energy                                                    14.6%         1,265
  Financials                                                18.2%         1,577
  Healthcare                                                 9.1%           791
  Industrials                                                3.4%           297
  Technology                                                 5.6%           484
  Telecommunications                                        13.9%         1,202
  Utilities                                                  2.0%           170
                                                           -----        -------
  TOTAL FOREIGN COMMON STOCK                                91.8%         7,944
FOREIGN BONDS                                                1.7%           150
MONEY MARKET FUND                                            7.5%           646
                                                           -----        -------
  TOTAL INVESTMENTS                                        101.0%         8,740
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                           9.1%           789
OTHER ASSETS AND LIABILITIES, NET                          (10.1)%         (876)
                                                           -----        -------
NET ASSETS                                                 100.0%        $8,653
                                                           =====         ======
SEE NOTES TO FINANCIAL STATEMENTS.


6  JUNE 30, 2003 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND


MID CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
BASIC MATERIALS -- 2.1%
  Freeport-McMoran Copper & Gold, Cl B#                      3,500      $    86
  Praxair                                                      900           54
                                                                        -------
                                                                            140
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 7.7%
  Affiliated Computer Services, Cl A*#                       1,850           84
  DST Systems*#                                              2,050           78
  Equifax                                                    2,450           64
  Fiserv*#                                                   2,950          105
  Lamar Advertising*#                                        1,200           42
  Moody's                                                      700           37
  Sungard Data Systems*                                      2,550           66
  Viad                                                       1,200           27
                                                                        -------
                                                                            503
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 11.1%
  Abercrombie & Fitch*                                       1,750           50
  Advance Auto Parts*                                          600           37
  Autozone*#                                                   450           34
  Coach*                                                       650           32
  Family Dollar Stores                                       1,750           67
  Michael's Stores*#                                         1,450           55
  MSC Industrial Direct*                                     2,350           42
  O'Reilly Automotive*#                                      1,200           40
  Reebok*                                                    1,300           44
  Ross Stores                                                  950           41
  Staples*                                                   4,800           88
  Tiffany                                                    1,050           34
  TJX                                                        6,850          129
  Williams-Sonoma*                                           1,350           39
                                                                        -------
                                                                            732
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.8%
  Newell Rubbermaid#                                         1,750           49
  Pepsi Bottling Group                                       1,250           25
  Performance Food Group*#                                   1,250           46
                                                                        -------
                                                                            120
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.6%
  Boyd Gaming*                                               2,750           47
  Brinker*                                                     950           34
  Cox Radio, Cl A*                                           1,450           34
  Harman International Industries#                             650           51
  Hilton Hotels                                              5,150           66
  International Game Technology                                550           56
  New York Times, Cl A                                       1,150           52
  Station Casinos*                                           2,200           56
  Univision Communications, Cl A*#                           1,200           37
                                                                        -------
                                                                            433
--------------------------------------------------------------------------------
ENERGY -- 7.7%
  Apache                                                       795           52
  BJ Services*                                               1,450           54
  Cooper Cameron*                                            1,000           50


--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
ENERGY -- CONTINUED
  Devon Energy                                                 929      $    50
  ENSCO                                                      2,300           62
  Grant Prideco*                                             3,850           45
  Nabors Industries*                                         1,250           49
  National-Oilwell*                                          2,150           48
  Smith International*#                                      1,250           46
  XTO Enegy                                                  2,550           51
                                                                        -------
                                                                            507
--------------------------------------------------------------------------------
FINANCIALS -- 6.8%
  ACE                                                        1,550           53
  Affiliated Managers Group*                                   950           58
  Concord EFS*                                               3,450           51
  Countrywide Credit#                                          700           49
  Neuberger Berman                                             450           18
  Progressive#                                                 450           33
  RenaissanceRe Holdings                                     1,250           57
  Waddell & Reed Financial                                   2,050           52
  Willis Group Holdings                                      2,525           78
                                                                        -------
                                                                            449
--------------------------------------------------------------------------------
HEALTHCARE -- 20.4%
  Allergan                                                     850           66
  AmerisourceBergen#                                           950           66
  Barr Laboratories*                                           850           56
  Biogen*                                                    1,550           59
  Biomet                                                     1,750           50
  Caremark Rx*                                               3,500           90
  Cephalon*#                                                 1,300           53
  Charles River Laboratories*#                               1,600           51
  Cytyc*                                                     6,300           66
  First Health Group*                                        4,600          127
  Gilead Sciences*#                                            850           47
  Human Genome Sciences*                                     2,950           38
  Idec Pharmaceuticals*                                        900           31
  Laboratory of America Holdings*                            2,650           80
  Medimmune*                                                 1,800           65
  Mylan Laboratories                                         1,250           43
  Omnicare#                                                  2,750           93
  Priority Healthcare, Cl B*#                                1,650           31
  SICOR*                                                     2,400           49
  St. Jude Medical*                                          1,100           63
  Steris*                                                    2,450           57
  Zimmer Holdings*                                           1,450           65
                                                                        -------
                                                                          1,346
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.0%
  Altera*                                                    3,050           50
  Atmel*                                                    24,800           63
  Autodesk                                                   2,000           32
  Avocent*                                                   1,700           51
  AVX                                                        6,600           72
  BEA Systems*#                                              4,250           46
  BMC Software*                                              4,600           75
  Broadcom, Cl A*                                            3,200           80


                                                    JUNE 30, 2003 (UNAUDITED)  7

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND


MID CAP GROWTH FUND


--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
  Brocade Communications Systems*                            6,900      $    41
  CIENA*                                                     6,400           33
  Computer Sciences*#                                        1,550           59
  Documentum*                                                2,150           42
  Empresa Bras de Aeronautica, ADR                           3,396           65
  Emulex*#                                                   3,050           69
  Integrated Device Technology*                              4,050           45
  Interactive Group*#                                        1,440           57
  Intuit*                                                    2,050           91
  ITT Industries                                               700           46
  JDS Uniphase*                                             13,000           46
  Juniper Networks#                                          2,400           30
  Kla-Tencor*#                                               1,700           79
  Lawson Software*#                                         10,050           78
  Lexmark*                                                     900           64
  Marvel Technology Group Ltd*                               2,150           74
  McDATA*                                                    4,850           71
  Mercury Interactive*#                                      1,100           42
  Microchip Technology#                                      2,100           52
  National Semiconductor*                                    1,550           31
  NetScreen Technologies*                                    2,950           66
  Novellus Systems*#                                         1,850           68
  Peoplesoft*#                                               4,000           70
  Semtech*                                                   3,100           44
  Siebel Systems*                                            3,000           29
  Symantec*                                                  1,800           79
  Symbol Technologies#                                       4,650           60
  Tech Data*#                                                1,800           48
  Western Digital*                                           5,900           61
                                                                        -------
                                                                          2,109
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
  Southwest Airlines#                                        2,750           47
--------------------------------------------------------------------------------
Total Common Stock (Cost $6,028)                                          6,386
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.0%
  Armada Money Market Fund, Class I+                       195,914          196
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $196)                           196
--------------------------------------------------------------------------------
Total Investments-- 99.9% (Cost $6,224)                                   6,582
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
Short-Term Investments Held As Collateral
  For Loaned Securities -- 30.8% (Cost $2,034)++                         $2,034
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (30.7)%
  Investment Advisory Fees Payable                                           (2)
  Custody Fees Payable                                                       (1)
  Payable For Collateral For Loaned Securities                           (2,034)
  Other Assets & Liabilities                                                 12
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                   (2,025)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $ 6,591
--------------------------------------------------------------------------------
NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                            $11,955
  Accumulated net investment loss                                           (41)
  Accumulated net realized loss on investments                           (5,681)
  Net unrealized appreciation on investments                                358
--------------------------------------------------------------------------------
Total Net Assets                                                         $6,591
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share (based on 2,048,581
  outstanding shares of beneficial interest)                              $3.22
--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

8  JUNE 30, 2003 (UNAUDITED)

                                                            FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

-------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (000)
-------------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
                                                                        -------------------------------------------------------
                                                                              EQUITY       INTERNATIONAL        MID CAP
                                                                              GROWTH          EQUITY            GROWTH
                                                                               FUND            FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                      $ 24            $ 147             $  10
Interest                                                                          1               13                --
Securities lending income                                                        --                2                 1
Less: foreign taxes withheld                                                     --              (14)               --
-------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                          25              148                11
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                         16               46                31
Administration fees                                                               1                3                 2
Custodian fees                                                                    2               39                 3
Professional fees                                                                16               32                23
Transfer Agent fees                                                               2                2                 1
Printing and shareholder reports                                                  5                9                 7
Miscellaneous fees                                                               --               --                 1
-------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                   42              131                68
-------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment advisory fees                                           (16)             (20)              (16)
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                  26              111                52
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                     (1)              37               (41)
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) on investments sold                                         (85)            (201)             (136)
Net realized gain on futures                                                     --               24                --
Net realized gain on foreign currency transactions                               --               33                --
Net change in unrealized appreciation on investments                            412              769               976
Net change in unrealized appreciation (depreciation) on futures                  --              (11)               --
Net change in unrealized appreciation (depreciation) on foreign
  currency translation                                                           --               (5)               --
-------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                         327              609               840
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $326            $ 646             $ 799
===============================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.

                                                    JUNE 30, 2003 (UNAUDITED)  9

FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY GROWTH FUND      INTERNATIONAL EQUITY FUND        MID CAP GROWTH FUND
                                            ---------------------------   ----------------------------   ---------------------------
                                              SIX MONTHS      YEAR         SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                                ENDED         ENDED           ENDED           ENDED          ENDED          ENDED
                                            JUNE 30, 2003  DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003  DECEMBER 31,
                                             (UNAUDITED)       2002        (UNAUDITED)        2002        (UNAUDITED)       2002
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                   $   (1)       $   (8)         $   37         $    16         $   (41)       $  (108)
Net realized (loss) on investments,
   futures and foreign currency transactions      (85)         (926)           (144)         (2,157)           (136)        (2,265)
Net change in unrealized appreciation
   (depreciation) on investments, futures
   and foreign currency translation               412          (684)            753             177             976         (1,124)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      326        (1,618)            646          (1,964)            799         (3,497)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from
   net investment income                           --            (3)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends                                    --            (3)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                       189           377              80             290             362            534
Dividends reinvested                               --             3              --              --              --             --
Value of shares redeemed                          (50)         (246)           (335)         (1,468)         (1,057)        (2,494)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital transactions                           139           134            (255)         (1,178)           (695)        (1,960)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           465        (1,487)            391          (3,142)            104         (5,457)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             4,083         5,570           8,262          11,404           6,487         11,944
------------------------------------------------------------------------------------------------------------------------------------
End of period                                  $4,548        $4,083          $8,653         $ 8,262         $ 6,591        $ 6,487
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Shares issued                                      28            48              12              41              59            159
Shares redeemed                                    (7)          (35)            (52)           (213)           (303)          (757)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            21            13             (40)           (172)           (244)          (598)
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

10  JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

1. ORGANIZATION:

The Armada  Advantage  Fund (the  "Trust") is  registered  under the  Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers portfolio of shares of the Bond Fund, Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund. These financial statements and related notes pertain to the Equity Growth, International Equity and Mid Cap Growth Funds, (collectively, "the Funds" and individually, a "Fund"). Sales of shares of the Funds may only be made to separate accounts of various life insurance companies ("Participating Insurance Companies") and certain qualified benefit plans. As of June 30, 2003, Hartford Life Insurance Company is a Participating Insurance Company for the Equity Growth, International Equity and Mid Cap Growth Funds. Additionally, Security Benefit Life Insurance Company is a Participating Insurance Company for the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITIES VALUATION:

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and sell shares of a Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and market premiums are amortized and classified as interest income over the lives of the respective securities. Dividends are recorded on the ex-dividend date. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses


                                                   JUNE 30, 2003 (UNAUDITED)  11

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Funds pay dividends from net investment income and distributions from net realized capital gains on investments, if any, at least annually.

FOREIGN CURRENCY TRANSLATION:

The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At June 30, 2003, there were no forward foreign currency contracts outstanding.

FUTURES CONTRACTS:

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain or loss, if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at June 30, 2003, were as follows:

                                  NOTIONAL
                     NUMBER         COST            EXPIR-       UNREALIZED
                       OF          AMOUNT           ATION           LOSS
FUND                CONTRACTS       (000)           DATE            (000)
----                ---------     --------        --------       ----------
INTERNATIONAL
 EQUITY FUND:

FTSE 100 Index          6            $245         09/19/03           $(9)

In connection with the outstanding futures contracts, $26,601 is held by the broker as collateral as of June 30, 2003, for the International Equity Fund.


12  JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS:

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds.

                                                                       ANNUAL
                                                                        RATE
                                                                     ----------
Equity Growth Fund ...............................................     0.75%(a)
International Equity Fund ........................................     1.15
Mid Cap Growth Fund ..............................................     1.00

(a) The adviser is voluntarily waiving the full investment advisory fee. Fee waivers are voluntary and may change at any time.

National City Bank ("NCB") serves as the Funds' Custodian. For its services as custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. This Agreement replaced an agreement between the Trust and SEI Investments Distribution Co. which had been in effect since May 1, 1998. The Distributor receives no fees for its distribution services to the Trust.

The Trust, Armada Funds, another fund company managed by the Adviser, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investment Mutual Fund Services, and NCB were parties to a Co-Administration Agreement effective as of September 1, 2002, as amended, under which SIGFS and NCB provided administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% was allocated to SIGFS and 0.0375% was allocated to NCB based on the average daily net assets of all of the Trust's Funds and Armada Funds. Prior to September 1, 2002, SIGFS provided administrative services in exchange for fees at the greater of an annal rate of 0.20% of the Funds' average daily net assets, calculated daily and paid monthly, or $135,000 allocated amongst the Funds, based on their average net assets, calculated daily and paid monthly.

The Trust, Armada Funds, PFPC Inc. ("PFPC") and NCB executed a new Co-Administration Agreement effective as of June 1, 2003, under which PFPC and NCB provide administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB based on the average daily net assets of the Trust's Funds and Armada Funds.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a pro rata basis across the portfolios of the Trust and Armada Funds. No person who is an officer, director, trustee, or employee of the Adviser, PFPC, the Distributor, or any affiliate thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the six months ended June 30, 2003, include legal fees of $19,749 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.


                                                   JUNE 30, 2003 (UNAUDITED)  13

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada money market funds, part of Armada Funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

4. INVESTMENTS:

During the six months ended June 30, 2003, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                                       PURCHASES       SALES
                                                         (000)         (000)
                                                       ---------       ------
Equity Growth Fund ................................     $1,000         $  929
International
 Equity Fund ......................................      1,889          2,062
Mid Cap
 Growth Fund ......................................      3,512          4,280

5. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "marked-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At December 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                             EXPIRING DECEMBER 31,
                             2007      2008       2009       2010       TOTAL
                             (000)     (000)      (000)      (000)      (000)
                             -----     -----      -----      ----      ------
Equity
 Growth Fund                 $23       $137      $  543     $  990     $1,693
International
 Equity Fund                  --         --       1,536      2,246      3,782
Mid Cap
 Growth Fund                  --         --       3,263      2,259      5,522

At June 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                      FEDERAL      AGGREGATE        AGGREGATE
                        TAX          GROSS            GROSS
                       COST      APPRECIATION      DEPRECIATION       NET
                       (000)         (000)            (000)          (000)
                      -------    ------------      ------------      ------
Equity
 Growth Fund          $4,455         $309             $(373)          $(64)
International
 Equity Fund           8,230          826              (316)           510
Mid Cap
 Growth Fund           6,224          840              (482)           358


14  JUNE 30, 2003 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

6. MARKET AND CREDIT RISK:

Some countries in which the International Equity Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. SECURITIES LENDING:

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 331/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued income on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 60% of the interest received on the collateral net of any expenses incurred by UBOC. In consideration of services rendered pursuant to the Securities Lending Record Administration Agreement, UBOC will pay the Record Administrator a fee computed daily and equal to 10% of the gross revenue generated by UBOC from securities lending.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash and short-term corporate notes as of June 30, 2003 as described below, together with the market value of securities on loan as of June 30, 2003.

                                                                   MARKET VALUE
                                                                      (000)
                                                                   ------------
ARMADA ADVANTAGE EQUITY GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ...............................      $  789
                                                                      ======
Securities on Loan .............................................      $  765
                                                                      ======
ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ...............................      $  789
                                                                      ======
Securities on Loan .............................................      $  746
                                                                      ======
ARMADA ADVANTAGE MID CAP GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 07/01/03 ...............................      $2,034
                                                                      ======
Securities on Loan .............................................      $1,953
                                                                      ======


                                                   JUNE 30, 2003 (UNAUDITED)  15

                               INVESTMENT ADVISER
                            National City Investment
                               Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



                               (LOGO)
                            ARMADA(R)
                            ADVANTAGE
                    [GRAPHIC OMITTED]



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Armada Advantage Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                          Herbert Martens, President & Trustee
                          (principal executive officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                          Herbert Martens, President & Trustee
                          (principal executive officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ DENNIS J. WESTLEY
                         -------------------------------------------------------
                         Dennis J. Westley, Treasurer
                         (principal financial officer)

Date                      AUGUST 26, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.